Property, IT and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost
Beginning	$ 46	$ 46
Additions	4
Disposals
Ending	50	46
Depreciation
Beginning	39	23
Charge in year	5	16
Ending	44	39
Net Book Value	6	7
Furnitures and fixtures [Member]
Cost
Beginning	15	15
Additions
Disposals
Ending	15	15
Depreciation
Beginning	9	3
Charge in year	3	6
Ending	12	9
Net Book Value	3	6
IT equipment [Member]
Cost
Beginning	31	31
Additions	4
Disposals
Ending	35	31
Depreciation
Beginning	30	20
Charge in year	2	10
Ending	32	30
Net Book Value	$ 3	$ 1